The Hartford Strategic Income Fund Expense Example - The Hartford Strategic Income Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 538
Expense Example, with Redemption, 3 Years	724
Expense Example, with Redemption, 5 Years	926
Expense Example, with Redemption, 10 Years	1,508
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	265
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,922
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	$ 665